UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2007

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             NCF Investment Department of New Covenant Trust Company, N.A.
Address:          200 East 12th Street
                  Jeffersonville, IN  47130


Form 13F File Number: 028-10338


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            George Rue
Title:           Senior Vice President
Phone:           (502) 569-5770


Signature, Place, and Date of Signing:

 /s/ George Rue                         Jeffersonville, IN            2/13/08
-----------------------------           ------------------            ---------
[Signature]                                 [City, State]              [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

28-00096        Capital Guardian Trust Co.
28-03697        Sound Shore Management, Inc.
28-04557        Wellington Management Co.
28-05621        Santa Barbara Asset Management
28-05179        Mazama Capital Management, Inc.
28-00776        Wachovia Corp. New

Please see Forms 13F filed by each of these Institutional Investment Managers for their holdings as sub-investment advisers to the New Covenant Funds, a registered investment company for which the Reporting Manager serves as investment adviser.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      46
                                                  -----------------------

Form 13F Information Table Value Total:              $ 16,187 (x$1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

            NCF Investment Department of New Covenant Trust Company, N.A.

                   Name of Reporting Manager
                  Form 13F Information Table



Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole    Shared   None

Accenture Ltd Bermuda         CL A      G1150G111      368         10,202      SH       SOLE                   10,202
Adobe Sys Inc                 COM       00724F101      329          7,695      SH       SOLE                    7,695
Aecom Technology
   Corp Delawa                COM       00766T100      373         13,055      SH       SOLE                   13,055
Aetna Inc New                 COM       00817Y108      479          8,297      SH       SOLE                    8,297
Alcoa Inc                     COM       013817101      319          8,740      SH       SOLE                    8,740
Allstate Corp                 COM       020002101      341          6,527      SH       SOLE                    6,527
Ameren Corp                   COM       023608102      307          5,660      SH       SOLE                    5,660
American Intl Group Inc       COM       026874107      256          4,386      SH       SOLE                    4,386
Anadarko Pete Corp            COM       032511107      406          6,176      SH       SOLE                    6,176
Analog Devices Inc            COM       032654105      232          7,323      SH       SOLE                    7,323
Apple Inc                     COM       037833100      696          3,516      SH       SOLE                    3,516
Bank of America
   Corporation                COM       060505104      289          7,013      SH       SOLE                    7,013
Bank of New York
   Mellon Corp                COM       064058100      403          8,255      SH       SOLE                    8,255
Becton Dickinson & Co         COM       075887109      498          5,963      SH       SOLE                    5,963
Citigroup Inc                 COM       172967101      214          7,271      SH       SOLE                    7,271
Conocophillips                COM       20825C104      476          5,393      SH       SOLE                    5,393
Corning Inc                   COM       219350105      392         16,327      SH       SOLE                   16,327
Disney Walt Co                COM       254687106      320          9,902      SH       SOLE                    9,902
Dow Chem Co                   COM       260543103      330          8,361      SH       SOLE                    8,361
Franklin Res Inc              COM       354613101      340          2,967      SH       SOLE                    2,967
General Electric Co           COM       369604103      422         11,383      SH       SOLE                   11,383
Genworth Finl Inc             COM       37247D106      212          8,338      SH       SOLE                    8,338
Genzyme Corp                  COM       372917104      379          5,097      SH       SOLE                    5,097
Intercontinentalexchange
   Inc                        COM       45865V100      488          2,537      SH       SOLE                    2,537
Johnson & Johnson             COM       478160104      327          4,901      SH       SOLE                    4,901
L-3 Communications
   Hldgs Inc                  COM       502424104      465          4,386      SH       SOLE                    4,386
Lowes Cos Inc                 COM       548661107      239         10,559      SH       SOLE                   10,559
Medco Health Solutions Inc    COM       58405U102      430          4,237      SH       SOLE                    4,237
Merrill Lynch & Co Inc        COM       590188108      271          5,057      SH       SOLE                    5,057
Microsoft Corp                COM       594918104      360         10,119      SH       SOLE                   10,119
Nabors Industries Ltd         SHS       G6359F103      238          8,697      SH       SOLE                    8,697
Oracle Corp                   COM       68389X105      393         17,385      SH       SOLE                   17,385
Parker Hannifin Corp          COM       701094104      319          4,241      SH       SOLE                    4,241
Procter & Gamble Co           COM       742718109      439          5,986      SH       SOLE                    5,986
Qualcomm Inc                  COM       747525103      285          7,247      SH       SOLE                    7,247
St Jude Med Inc               COM       790849103      299          7,345      SH       SOLE                    7,345
Starbucks Corp                COM       855244109      213         10,394      SH       SOLE                   10,394
Texas Instrs Inc              COM       882508104      364         10,904      SH       SOLE                   10,904
Verizon Communications        COM       92343V104      536         12,271      SH       SOLE                   12,271
Wachovia Corp New             COM       929903102      236          6,202      SH       SOLE                    6,202
Walgreen Co                   COM       931422109      300          7,888      SH       SOLE                    7,888
Weatherford International Lt  COM       G95089101      490          7,140      SH       SOLE                    7,140
Whole Foods Mkt Inc           COM       966837106      234          5,741      SH       SOLE                    5,741
Wyeth                         COM       983024100      290          6,573      SH       SOLE                    6,573
Xcel Energy Inc               COM       98389B100      284         12,586      SH       SOLE                   12,586
Zimmer Hldgs Inc              COM       98956P102      306          4,619      SH       SOLE                    4,619